Future accounting developments	12 Months Ended
Oct. 31, 2022
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Future accounting developments
5	Future Accounting Developments
The Bank actively monitors developments and changes in accounting standards from the IASB, as well as requirements from the other regulatory bodies, including OSFI. The Bank is currently assessing the impact of adoption of new standards issued by the IASB on its consolidated financial statements and also evaluating the alternative elections available on transition.
Effective November 1, 2023
Insurance Contracts
The International Accounting Standards Board issued IFRS 17
Insurance Contracts
on May 18, 2017, to replace IFRS 4 Insurance Contracts and is effective for annual periods beginning on or after January 1, 2023. IFRS 17 provides a comprehensive principle-based framework for the recognition, measurement, presentation and disclosure of insurance contracts. The standard is to be applied on a full retrospective basis unless impractical, and then either the modified retrospective or fair value method may be used.
Under IFRS 17, groups of insurance contracts will be measured using current probability-weighted fulfillment cash flows and revenue will be recognized as the service is provided over the coverage period, based on the three measurement models as applicable: the general measurement model, the variable fee approach and the premium allocation approach.
For groups of contracts that are measured under the general measurement model and the variable fee approach, the contractual service margin will be recognized at initial recognition as a component of the carrying amount of the insurance contracts. Contractual service margin represents unearned profits to be recognized as coverage is provided in the future. The premium allocation approach will be applied to short duration contracts and results in insurance revenue being recognized over the coverage period systematically. For all measurement models, if the group of contracts is expected to be onerous, the losses will be recognized immediately.
IFRS 17 will be effective for the Bank from November 1, 2023 and is being implemented as a multi-year project for the Bank’s insurance and reinsurance entities. The project has an established governance structure led by the Executive Steering and Project Operations Committees assisted by a Project Management Office. The committees are comprised of representatives from Finance, Insurance Actuarial Services, Technology and the Insurance Business Operations. The Project involves technology implementation, policy and process changes to support the IFRS 17 processes. The Bank continues to assess and formulate the impact of adopting the new standard, including quantification.